5. GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2020
Group Structure
Schedule of sale of subsidiary and areas

This transaction generated a profit comprehensive income net of taxes in the amount of US$ 30 million, as follows:

12.31.2018
Sale price (2)	270
Book value of assets sold and costs associated with the transaction	(226)
Result for sale	44
Interests (1)	4
Income tax	(22)
Imputed in results	26

Other comprehensive income (loss)
Reclasification exchange differences on translation	6
Income tax	(2)
Imputed in Other comprehensive income	4

Total comprehensive income	30

(1)	Are exposed in "Financial income" in the consolidated statement of comprehensive income related to discontinued operations.
(2)	Sale price recorded as of December 31, 2018 arises from the Consolidated Financial Statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

As of December 31, 2018, the closing of the transaction did not generate additional profits or losses, according to the following detail:

12.31.2018
Sale price (1)	28
Book value of assets sold and costs associated with the transaction	(28)
Result for sale	-

(1)	Sale price recorded as of December 31, 2018 arises from the Consolidated Financial Statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

Schedule of consolidated statement of comprehensive income related to discontinued operations

As of December 31, 2020, 2019 and 2018

	12.31.2020	12.31.2019	12.31.2018
	Distribution of energy	Distribution of energy	Distribution of energy	Oil and gas	Refining and distribution	Eliminations	Total
Revenue	1,085	1,502	1,484	66	422	(90)	1,882
Cost of sales	(926)	(1,225)	(1,136)	(33)	(361)	91	(1,439)
Gross profit	159	277	348	33	61	1	443

Selling expenses	(129)	(122)	(134)	(2)	(33)	-	(169)
Administrative expenses	(64)	(65)	(76)	(1)	(4)	-	(81)
Other operating income	29	19	16	1	6	-	23
Other operating expenses	(25)	(43)	(44)	(6)	(10)	-	(60)
Impairment of property, plant and equipment and intangible assets	(589)	-	-	-	-	-	-
Result from the sale of share of profit and property, plant and equipment	-	-	-	44	-	-	44
Agreement on the regularization of obligations		285	-	-	-	-	-
Operating income (loss)	(619)	351	110	69	20	1	200

Gain on monetary position, net	115	187	226	7	2	(1)	234
Finance income	1	11	11	4	1	-	16
Finance costs	(110)	(112)	(132)	(1)	-	-	(133)
Other financial results	(20)	(62)	(50)	(4)	22	-	(32)
Financial results, net	(14)	24	55	6	25	(1)	85
(loss) Income before income tax	(633)	375	165	75	45	-	285

Income tax	41	(178)	(49)	(26)	(14)	-	(89)
(Loss) Profit of the year from discontinued operations	(592)	197	116	49	31	-	196

	12.31.2020	12.31.2019	12.31.2018
	Distribution of energy	Distribution of energy	Distribution of energy	Oil and gas	Refining and distribution	Eliminations	Total
Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	1	-	-	-	-	-	-
Income tax	-	-	-	(2)	-	-	(2)
Exchange differences on translation	(15)	(15)	-	4	-	-	4
Items that may be reclassified to profit or loss
Exchange differences on translation	(19)	(13)	-	6	-	-	6
Other comprehensive (loss) income of the year from discontinued operations	(33)	(28)	-	8	-	-	8

Total comprehensive (loss) income of the year from discontinued operations	(625)	169	116	57	31	-	204

Total (loss) income of the year from discontinued operations attributable to:
Owners of the company	(499)	98	61	47	31	-	139
Non - controlling interest	(93)	99	55	2	-	-	57
	(592)	197	116	49	31	-	196

Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(517)	84	61	53	31	-	145
Non - controlling interest	(108)	85	55	4	-	-	59
	(625)	169	116	57	31	-	204

Schedule of assets and liabilities that comprise the assets held for sale and associated liabilities

As of December 31, 2020, the assets and liabilities that comprise the assets held for sale and associated liabilities are:

12.31.2020
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	1,185
Right-of-use assets	3
Financial assets at amortized cost	3
Trade and other receivables	1
Total non-current assets	1,192

Inventories	22
Financial assets at amortized cost	1
Financial assets at fair value through profit and loss	26
Trade and other receivables	176
Cash and cash equivalents	52
Total current assets	277
Assets classified as held for sale	1,469

LIABILITIES
NON-CURRENT LIABILITIES
Provisions	29
Deferred revenue	17
Deferred tax liabilities	282
Defined benefit plans	9
Salaries and social security payable	4
Borrowings	98
Trade and other payables	81
Total non-current liabilities	520

CURRENT LIABILITIES
Provisions	4
Taxes payables	21
Defined benefit plans	1
Salaries and social security payable	44
Borrowings	2
Trade and other payables	429
Total current liabilities	501
Liabilities associated to assets classified as held for sale	1,021

Schedule of consolidated statement of cash flows related to discontinued operations

The consolidated statement of cash flows related to discontinued operations is presented below:

	12.31.2020	12.31.2019	12.31.2018

Net cash generated by operating activities	211	170	224
Net cash used in investing activities	(86)	(86)	(221)
Net cash used in financing activities	(73)	(85)	(13)

Increase (decrease) in cash and cash equivalents from discontinued operations	52	(1)	(10)

Cash and cash equivalents at the begining of the year	9	1	10
Effect of devaluation and inflation on cash and cash equivalents	(8)	9	1
Increase (decrease) in cash and cash equivalents	52	(1)	(10)
Cash and cash equivalents at the end of the year	53	9	1

Schedule of subsidiaries information

The country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2020	12.31.2019
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Corod	Venezuela	Oil	100.00%	100.00%
CPB (1)	Argentina	Generation	-	100.00%
CPB Energía S.A.	Argentina	Generation	100.00%	100.00%
EcuadorTLC	Ecuador	Oil	100.00%	100.00%
Edenor (2)	Argentina	Distribution of energy	57.12%	56.32%
EISA	Uruguay	Investment	100.00%	-
Enecor S.A.	Argentina	Transportation of electricity	69.99%	69.99%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
PACOSA	Argentina	Trader	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PACOGEN (1)	Argentina	Investment	-	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PHA (1)	Argentina	Investment	-	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
PP (1)	Argentina	Investment	-	100.00%
TGU	Uruguay	Gas transportation	100.00%	100.00%
Transelec (1)	Argentina	Investment	-	100.00%
Trenerec Energía Bolivia S.A. (3)	Bolivia	Investment	-	100.00%
Trenerec S.A.	Ecuador	Investment	100.00%	100.00%

(1)	Merged companies. See Note 5.1.
(2)	Corresponds to effective ownership interest in Edenor after consider treasury shares (55.14% nominal interest). See Note 5.3.1.
(3)	Company liquidated in October 2020.

Schedule of investments in associates and joint ventures information

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct and indirect participation %
Associates
Refinor	Refinery	09.30.2020	1	(8)	57	28.50%
OCP	Investment	12.31.2020	100	(27)	73	15.91%
TGS (1)	Transport of gas	12.31.2020	9	39	785	2.093%

Joint ventures
CIESA (1)	Investment	12.31.2020	8	25	401	50.00%
Citelec (2)	Investment	12.31.2020	7	26	171	50.00%
Greenwind	Generation	12.31.2020	-	5	(6)	50.00%
CTB	Investment	12.31.2020	7	129	356	50.00%

(1)	The Company holds a direct and indirect interest of 2.093% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. therefore, additionally the Company has an indirect participation of 25.50% in TGS. As of December 31, 2020, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $ 153,15 and US$ 5.20, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of US$ 399 million.

(2)	Through a 50% interest, the company joint controls Citelec, company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.

Schedule of interest in associates and joint ventures

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2020	12.31.2019
Disclosed in non-current assets
Associates
Refinor	19	20
OCP	2	33
TGS	25	21
	46	74
Joint ventures
CIESA	240	235
Citelec	85	88
CTB	178	114
	503	437
	549	511
Disclosed in non-current liabilities

Greenwind (1)	(2)	(4)
	(2)	(4)

(1)	The company receives financial assistance from partners.

Schedule of result from interests in associates and joint ventures

The following tables show the breakdown of the result from investments in associates and joint ventures:

	12.31.2020	12.31.2019	12.31.2018
Associates
Oldelval	-	-	3
Refinor	(2)	(3)	(4)
OCP	(5)	21	34
TGS	1	1	-
	(6)	19	33

Joint ventures
CIESA	11	50	75
CTB	64	13	-
Citelec	13	19	21
Greenwind	3	-	(11)
	91	82	85
	85	101	118

Schedule of evolution of interests in associates and joint ventures

The evolution of investments in associates and joint ventures is as follows:

	12.31.2020	12.31.2019	12.31.2018
At the beginning of the year	507	403	315
Compensation	(5)	(16)	-
Dividends	(34)	(75)	(19)
Decreases	-	-	(10)
Increases (1)	3	108	-
Share of profit	85	101	118
Other comprehensive income (loss)	-	-	(1)
Exchange differences on translation	(9)	(14)	-
At the end of the year	547	507	403

(1) In 2020, corresponds to the acquisition of TGS’ shares and in 2019, corresponding mainly to the financial receivable with OCP acquired under the transaction with AGIP (see Note 5.3.6.2) and capital contributions to CTB.

Schedule of consideration transferred and the fair value of the assets acquired and the liabilities assumed

The following table details the consideration transferred and the fair value of the assets acquired and the liabilities assumed by CTB as of June 26, 2019:

in million US$
Total consideration transferred (1)	(272)
Financial assets at fair value	16
Property, plant and equipment	477
Inventories	8
VRDs	(229)
Fair value of net assets	272

(1)	Includes US$ 53 million for the purchase of the acquired VRDs and considers a US$ 10 million of a price adjustment in favor of CTB.

Schedule of consideration transferred and fair value of assets acquired and profit recorded

The following table details the consideration transferred and the fair value of the assets acquired and the profit recorded by PEB as of June 20, 2019:

in million US$
Acquisition cost (1)	(0.4)
Contingent consideration (2)	(0.1)
Total consideration	(0.5)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities (3)	9.0
Financial credit with OCP	14.2
Dividends to be received	2.5
Assets fair value	25.7
Profit (4)	25.2

(1)	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of US$ 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction.
(2)	Contingent consideration for the reimbursement to AGIP calculated by estimating the probability of collection of the financial receivable with OCP Ltd. prior to its maturity in 2021.
(3)	Calculated based on the present value of expected dividend flows.
(4)	Disclosed under “Share of profit (loss) from associates and joint ventures”

Schedule of participation in exploration and production of oil and gas areas

As of December 31, 2019, the Company and associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

		Participation			Duration Up To
Name	Location	Direct	Indirect	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.43% and 33.07%	-	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	-	PAMPA	2053
El Mangrullo	Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	-	Tecpetrol	2027
El Tordillo	Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe	Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento	Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro	Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (1)	Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda	Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	-	YPF	2052
Chirete	Salta	50.00%	-	High Luck Group Limited	2020/2045

Foreign (2)
Oritupano - Leona	Venezuela	-	22.00%	PDVSA	2025
Acema	Venezuela	-	34.49%	PDVSA	2025
La Concepción	Venezuela	-	36.00%	PDVSA	2025
Mata	Venezuela	-	34.49%	PDVSA	2025

Argentine exploration
Parva Negra Este (3)	Neuquén	42.50%	-	PAMPA	2019
Río Atuel	Mendoza	33.33%	-	Petrolera El Trebol	2020
Borde del Limay (1)	Neuquén	85.00%	-	PAMPA	2015
Los Vértices (1)	Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte	Neuquén	90.00%	-	PAMPA	2023

(1)	In the process of being transferred to GyP
(2)	Corresponding to the following stakes: 22% in Petroritupano S.A., 36% in Petrowayú S.A., 34.49% in Petroven-Bras S.A. and 34.49% in Petrokariña S.A (Venezuelan mixed companies) regulating the exploitation of the Oritupano Leona, La Concepción, Acema and Mata blocks, respectively, and incorporated as a result of the purchase of Petrobras Participaciones S.L.’s capital stock in July 2016, without obtaining the Venezuelan Government’s authorizations regarding the change of indirect control. The Company has expressed to the Venezuelan Government authorities its willingness to negotiate the transfer of its shares to Corporación Venezolana de Petróleo S.A.
(3)	In the process of requesting appraisal.

Schedule of exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2020, 2019 and 2018:

	12.31.2020	12.31.2019	12.31.2018

At the beginning of the year	33	19	12
Increases	24	30	8
Transferred to development	(7)	(11)	-
Loss of the year	-	(5)	(1)
At the end of the year	50	33	19

Number of wells at the end of the year	12	9	7